RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of related party balances

	December 31,
	2023	2022
SAFE liability due to related parties	$349	$571
Convertible loans due to related parties	$2,416	$2,349
Crossover preferred shares and incentives shares issued to related parties	$596	$-
Bridge loans due to related parties	$400	$-